Intangible assets - Schedule Of Definite Life Intangible Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Definite Life Intangible Assets Net Book Value By Country [Line Items]
Intangible assets and goodwill	€ 2,810	€ 908	€ 920
Orbital slot licence rights [Member]
Disclosure Of Definite Life Intangible Assets Net Book Value By Country [Line Items]
Intangible assets and goodwill	545	477	107
Customer Relationship [Member]
Disclosure Of Definite Life Intangible Assets Net Book Value By Country [Line Items]
Intangible assets and goodwill	306	226	265
Other [Member]
Disclosure Of Definite Life Intangible Assets Net Book Value By Country [Line Items]
Intangible assets and goodwill	151	62	60
United States Of America [Member] | Orbital slot licence rights [Member]
Disclosure Of Definite Life Intangible Assets Net Book Value By Country [Line Items]
Intangible assets and goodwill	307	116
United States Of America [Member] | Customer Relationship [Member]
Disclosure Of Definite Life Intangible Assets Net Book Value By Country [Line Items]
Intangible assets and goodwill	306	226	265
United States Of America [Member] | Other [Member]
Disclosure Of Definite Life Intangible Assets Net Book Value By Country [Line Items]
Intangible assets and goodwill	94	8	3
Luxembourg [Member] | Orbital slot licence rights [Member]
Disclosure Of Definite Life Intangible Assets Net Book Value By Country [Line Items]
Intangible assets and goodwill	134	143	105
Luxembourg [Member] | Other [Member]
Disclosure Of Definite Life Intangible Assets Net Book Value By Country [Line Items]
Intangible assets and goodwill	49	44	46
Netherlands [Member] | Orbital slot licence rights [Member]
Disclosure Of Definite Life Intangible Assets Net Book Value By Country [Line Items]
Intangible assets and goodwill	59	169
Sweden [Member] | Orbital slot licence rights [Member]
Disclosure Of Definite Life Intangible Assets Net Book Value By Country [Line Items]
Intangible assets and goodwill	37	39
Brazil [Member] | Orbital slot licence rights [Member]
Disclosure Of Definite Life Intangible Assets Net Book Value By Country [Line Items]
Intangible assets and goodwill	8	7	2
Brazil [Member] | Other [Member]
Disclosure Of Definite Life Intangible Assets Net Book Value By Country [Line Items]
Intangible assets and goodwill	1	1	1
Germany [Member] | Other [Member]
Disclosure Of Definite Life Intangible Assets Net Book Value By Country [Line Items]
Intangible assets and goodwill	5	6	9
Other [Member] | Orbital slot licence rights [Member]
Disclosure Of Definite Life Intangible Assets Net Book Value By Country [Line Items]
Intangible assets and goodwill		3
Other [Member] | Other [Member]
Disclosure Of Definite Life Intangible Assets Net Book Value By Country [Line Items]
Intangible assets and goodwill	€ 2	€ 3	€ 1	[1]

[1]	Updated to include internally generated development costs